Other gains, net (Tables)	12 Months Ended
Dec. 31, 2025
Other gains, net [Abstract]
Schedule of Other Gains, Net
	Year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000

Other income	24,416	22,730	10,499
Other expenses	(333)	(1,802)	(4,015)
	24,083	20,928	6,484